Investment securities available- for-sale - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Proceeds from the sale of investment securities available-for-sale			$ 5,438,000	$ 52,058,000	$ 262,443,000
Other than Temporary Impairment Losses, Investments	0	0	0	0
Available-for-sale Securities, Gross Unrealized Losses	130,434,000	1,525,000	130,434,000	1,525,000
Available For Sale Securities Gross Realized Gain Loss Net			$ 2,110,000	$ (1,619,000)	$ 8,384,000